United States
Securities and Exchange Commission
Washington, D.C. 20549

Form N-CSR

Certified Shareholder Report of Registered Management Investment Companies

Investment Company Act file number: 811-23362

Thrivent Church Loan and Income Fund
(Exact name of registrant as specified in charter)

901 Marquette Avenue, Suite 2500
Minneapolis, Minnesota 55402-3211
(Address of principal executive offices) (Zip code)

John D. Jackson
Assistant Secretary
Thrivent Church Loan and Income Fund
901 Marquette Avenue, Suite 2500
Minneapolis, Minnesota 55402-3211
(Name and address of agent for service)

Registrant’s telephone number, including area code: (612) 844-7190
Date of fiscal year end: March 31
Date of reporting period: September 30, 2020

Item 1. Report to Stockholders

[
Insert shareholder report]

Item 2. Code of Ethics

Not applicable to semiannual report.

Item 3. Audit Committee Financial Expert

Not applicable to semiannual report.

Item 4. Principal Accountant Fees and Services

Not applicable to semiannual report.

Item 5. Audit Committee of Listed Registrants

            Not applicable.

Item 6. Investments

(a)

Registrant’s Schedule of Investments is included in the report to shareholders filed under Item 1.

(b)

Not applicable to this filing.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management
Investment Companies

Not applicable to semiannual report.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

(a)        Not applicable to semiannual report.

(b)        Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and
Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to registrant’s board of trustees implemented after the registrant last provided disclosure in response to this Item.

Item 11. Controls and Procedures

(a) Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) There were no changes in registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment
  Companies

             Not applicable.

Item 13. Exhibits

(
a)(1)
Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable to this filing.

(a)(2)
A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) in the exact form set forth below: See EX-99.CERT attached hereto.

(a)(3)   Any written solicitation to purchase securities under Rule 23c-1 under the 1940 Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable.

(a)(4)   Change in the registrant’s independent public accountant: Not applicable

(b)

If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the 1940 Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed "filed" for purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: See EX-99.906CERT attached hereto.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Date: November 27, 2020                                          Thrivent Church Loan and Income Fund

                                                                                   By:   /s/ David S. Royal
                                                                                           David S. Royal
                                                                                            Trustee and President

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: November 27, 2020                                          By:   /s/ David S. Royal
                                                                                           David S. Royal
                                                                                            Trustee and President
                                                                                            (principal executive officer)

Date: November 27, 2020                                          By:   /s/ Gerard V. Vaillancourt
                                                                                           Gerard V. Vaillancourt
                                                                                            Treasurer and Principal Accounting
                                                                                            Officer
                                                                                            (principal financial officer)

THRIVENT CHURCH
LOAN AND INCOME FUND
SEMIANNUAL REPORT
Interval Funds
SEPTEMBER 30, 2020

Beginning on Jan. 1, 2021, as permitted by regulations
adopted by the U.S. Securities and Exchange Commission,
paper copies of the Fund’s annual and semiannual
shareholder reports will no longer be sent by mail, unless
you specifically request paper copies of the reports.
Instead, the reports will be made available on the Fund’s
website (t hriventintervalfunds.com ), and you will be notified by mail each time a report is posted and provided with a
website address to access the report.
If you have already elected to receive shareholder reports
electronically, you will not be affected by this change and
do not need to take any action.
If you had not elected electronic delivery in the past and
would like to now, how you request it depends on how you
invested in the Fund. If you invested through a financial
intermediary (such as a broker dealer or bank), you will
need to contact the financial intermediary directly. If
you purchased shares through Thrivent, you can enroll
in electronic delivery at thrivent.com/ gopaperless . If
you purchased shares directly online, you can enroll at
t hriventintervalfunds.com .
You also can elect to receive paper copies of all future
shareholder reports in paper free of charge. If you invest
directly with a Fund, you can call 800-847-4836 to let us
know you wish to continue receiving paper copies of your
shareholder reports. Your election to receive reports in
paper will apply to all funds held in your accoun t. If you
invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports.

Table of Contents
Letter from the President 2
Shareholder Expense Example 3
Schedule of Investments 4
Statement of Assets and Liabilities 9
Statement of Operations 10
Statement of Changes in Net Assets 11
Statement of Cash Flows 12
Notes to Financial Statements 13
Financial Highlights 24
Additional Information 26

2
Dear Shareholder:

I write many letters to shareholders of Thrivent Funds. However, for
Thrivent Church Loan and Income Fund, the word “shareholder”
feels somewhat cold and distant to me. We are certainly grateful that you’ve chosen to be a shareholder of this unique fund and support its mission to provide funding for Christian churches, institutions and their ministries. But you are more than a shareholder to us, as we are co-laborers in this divine mission. Thank you, dear friends.
I’m sure we can all agree that, now more than ever during this dreadful pandemic, it’s important that we remember we’re all in this together. The suffering brought about by COVID-19 certainly can challenge our faith to believe that “in all things God works for the good of those who love him” (Romans 8:28). And yet, while remaining attentive to those who are facing affliction in all its forms, it is worth taking a moment to consider some of the simple good things we’ve experienced during this time and the acts of Christian love we’ve witnessed.
I’ll mention one example that’s particularly relevant to the Thrivent
Church Loan and Income Fund. When various shelter-in-place
orders were issued, and the economy largely shut down earlier this year, we expected to and did receive requests from a number of churches for some type of temporary forbearance on their loans
(typically, making interest-only payments for a few months). But I was surprised to hear from one particular church that I knew was financially very strong. I then learned the reason for this church’s modest forbearance request was to allow the church to devote additional resources to helping its community during the crisis. It was both touching and humbling to hear of such Christian love and generosity.
There are also the smaller, more mundane things for which we can be thankful. I’m a lifelong runner and with gyms closed or limited in their capacity, I’ve been running outside even more than usual. It has been delightful to see far more people outside walking or on bikes enjoying the outdoors.
For me personally, though, I’d share one thing for which I am grateful and which I would never have experienced but for the pandemic:
Church with our dog! Our dog, Sally, is a standard schnauzer with a lot of energy. She often accompanies me on my runs, ever on the lookout for bunnies and squirrels. With church services initially going virtual, and then with drive-in services, we have been able to have Sally with us during worship. Having the whole family together for church each week, including Sally, has been my personal bright spot during the pandemic.
Having served on my church’s finance committee for more than a decade, I’ve seen the generosity of families stepping up to support our ministries during the crisis. And what I’ve seen at our church, we’re witnessing nationwide. No one knew how churches’ finances would hold up during this difficult period. And while some churches have certainly faced challenges, I’ve been very pleased with how the loans in Thrivent Church Loan and Income Fund have been
performing. You can see the financial results of the fund in the report following this letter.
Like you, I’m a shareholder in the Thrivent Church Loan and Income
Fund. I enjoy checking my account from time to time, knowing that those dollars are in service of our shared mission of supporting
Christian churches, institutions and ministries. And I hope that, especially during these trying times, we can consider one another not just as shareholders but as friends. We pray for the safety and comfort of each of you. Blessings.
Sincerely,
David S. Royal
President and Chief Investment Officer
Thrivent Church Loan and Income Fund
Investing involves risk. Before investing, consider the Fund's investment objectives, risks, charges and expenses. Go to
ThriventlntervalFunds.com for a prospectus containing this
information and read it carefully.
The Church Loan and Income Fund invests primarily in church loans and mortgage-backed securities. Church loans are mortgages taken out by non-profit organizations with a Christian mission, or bonds issued by these organizations. They are typically not listed on any national securities exchange and no active trading market exists for them, so are considered illiquid. These and other risks are described in the Fund's prospectus.
The Fund is a closed-end "interval fund." Limited liquidity is provided to shareholders only through the Fund's quarterly offers to repurchase between 5% to 25% of its outstanding shares at net asset value (subject to applicable laws and approval of the Board of
Trustees). There is no secondary market for the Fund's shares and none is expected to develop. Investors should consider shares of the Fund to be an illiquid investment.
This organization's experience may not be the same as other
organizations and does not indicate future performance or success.

Shareholder Expense Example
(unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2020 through September 30, 2020.
Actual Expenses
In the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled
"Expenses Paid during Period" to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes
In the table below, the second line provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in this Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical example that appears in the shareholder reports of the other funds.
Beginning Account
Value 4/1/2020
Ending Account
Value 9/30/2020
Expenses Paid
during Period
4/1/2020 - 9/30/2020
*
Annualized Expense
Ratio
Thrivent Church Loan and Income Fund
Actual
Class S $1,000 $1,044 $5.11 1.00%
Hypothetical
**
Class S $1,000 $1,020 $5.05 1.00%
* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 to reflect the one-half year period.
** Assuming 5% annualized total return before expenses.

Thrivent Church Loan and Income Fund
Schedule of Investments as of September 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Church Loans ( 75.8% )
a
Value
Alabama (1.5%)
Church Loan # 200030770
$ 483,864 4.000%, 12/1/2039
b
$ 518,099
Total 518,099
Arizona (2.6%)
Church Loan # 200030450
311,525 3.875%, 3/15/2032
b
315,527
Church Loan # 200030680
532,874 3.950%, 11/1/2034
b
564,222
Total 879,749
Arkansas (2.3%)
Church Loan # 200031540
717,918 3.200%, 12/15/2029
b
750,227
Total 750,227
California (11.1%)
Church Loan # 200030700
556,602 3.750%, 6/15/2045
b
572,546
Church Loan # 200030850
433,706 4.550%, 11/15/2033
b
476,035
Church Loan # 200031050
471,577 4.650%, 11/15/2038
b
520,367
Church Loan # 200031180
1,201,793 5.050%, 1/1/2044
b
1,332,959
Church Loan # 200031270
714,685 4.400%, 5/15/2045
b
739,235
Total 3,641,142
Colorado (1.6%)
Church Loan # 200031580
490,839 4.350%, 7/15/2039
b
528,251
Total 528,251
District Of Columbia (0.7%)
Church Loan # 200031460
221,154 4.750%, 6/1/2034
b
238,781
Total 238,781
Florida (1.5%)
Church Loan # 200031470
473,360 4.950%, 7/15/2039
b
516,588
Total 516,588
Illinois (4.5%)
Church Loan # 200031070
647,773 4.500%, 11/15/2043
b
711,998
Church Loan # 200031210
588,370 3.950%, 2/15/2040
b
628,794
Church Loan # 200031211
168,677 3.200%, 2/15/2035
b
174,796
Total 1,515,588
Principal
Amount Church Loans (75.8%)
a
Value
Indiana (2.2%)
Church Loan # 200031420
$ 695,006 3.500%, 5/15/2040
b
$ 729,636
Total 729,636
Kansas (0.9%)
Church Loan # 200031590
303,391 3.800%, 8/15/2045
b
302,785
Total 302,785
Kentucky (1.0%)
Church Loan # 200030120
321,292 4.600%, 8/1/2034
b
344,856
Total 344,856
Maryland (3.3%)
Church Loan # 200030760
1,017,000 4.300%, 1/1/2044
b,c
1,071,375
Total 1,071,375
Massachusetts (0.9%)
Church Loan # 200031490
279,374 4.300%, 6/1/2035
b
290,168
Total 290,168
Minnesota (9.1%)
Church Loan # 200030790
732,836 3.800%, 11/15/2039
b
772,759
Church Loan # 200031020
136,739 3.800%, 1/1/2035
b
144,899
Church Loan # 200031120
227,859 4.570%, 11/15/2032
b
250,681
Church Loan # 200031121
229,893 4.440%, 11/15/2032
b
251,652
Church Loan # 200031122
229,443 4.180%, 11/15/2032
b
243,549
Church Loan # 200031290
229,062 5.000%, 1/15/2031
b
249,784
Church Loan # 200031300
273,746 3.800%, 3/1/2030
b
284,199
Church Loan # 200031520
371,668 3.400%, 7/1/2035
b
376,075
Church Loan # 200031560
468,237 4.150%, 8/15/2039
b
491,873
Total 3,065,471
Mississippi (0.8%)
Church Loan # 200031400
258,160 4.900%, 3/15/2034
b
279,266
Total 279,266
Missouri (1.6%)
Church Loan # 200031480
526,386 3.875%, 5/15/2040
b
545,594
Total 545,594

Thrivent Church Loan and Income Fund
Schedule of Investments as of September 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Church Loans (75.8%)
a
Value
New Jersey (0.8%)
Church Loan # 200030590
$ 267,803 4.550%, 10/15/2034
b
$ 283,375
Total 283,375
New York (3.9%)
Church Loan # 200018200
68,865 4.950%, 6/15/2029
b
72,478
Church Loan # 200031200
780,000 4.550%, 9/15/2044
b,c
814,826
Church Loan # 200031350
379,369 4.850%, 5/15/2039
b
417,182
Total 1,304,486
North Carolina (0.9%)
Church Loan # 200031320
289,740 4.200%, 3/15/2040
b
309,305
Total 309,305
Ohio (1.0%)
Church Loan # 200031030
303,708 5.300%, 11/15/2033
b
334,817
Total 334,817
Oregon (1.2%)
Church Loan # 200031370
379,243 5.100%, 4/15/2039
b
417,901
Total 417,901
Pennsylvania (0.4%)
Church Loan # 200031390
139,903 3.400%, 3/1/2030
b
145,155
Total 145,155
South Dakota (3.7%)
Church Loan # 200030780
591,139 2.990%, 4/1/2031
b
612,454
Church Loan # 200030920
600,344 3.125%, 1/1/2035
b
623,869
Total 1,236,323
Tennessee (1.3%)
Church Loan # 200031360
398,343 4.750%, 3/15/2037
b
440,066
Total 440,066
Texas (10.5%)
Church Loan # 200030080
379,452 4.550%, 7/1/2039
b
402,991
Church Loan # 200030110
662,603 4.350%, 9/15/2039
b
713,908
Church Loan # 200030830
418,710 4.125%, 11/1/2044
b
425,455
Church Loan # 200031140
427,906 5.250%, 12/15/2033
b
470,419
Church Loan # 200031170
698,566 3.550%, 2/1/2035
b
736,835
Principal
Amount Church Loans (75.8%)
a
Value
Texas (10.5%) - continued
Church Loan # 200031330
$ 201,438 4.950%, 3/15/2044
b
$ 217,408
Church Loan # 200031331
201,599 5.125%, 3/15/2044
b
221,615
Church Loan # 200031380
342,000 4.000%, 10/1/2040
b
341,342
Total 3,529,973
Virginia (2.1%)
Church Loan # 200031090
396,110 3.400%, 1/15/2032
b
416,527
Church Loan # 200031110
286,344 3.400%, 1/15/2032
b
301,104
Total 717,631
Wisconsin (4.4%)
Church Loan # 200030840
290,499 3.400%, 11/15/2038
b
308,422
Church Loan # 200030841
278,600 3.100%, 11/15/2038
b
289,848
Church Loan # 200030842
174,007 2.900%, 11/15/2038
b
178,562
Church Loan # 200031410
121,873 4.000%, 5/1/2030
b
126,132
Church Loan # 200031510
420,668 4.750%, 6/1/2039
b
462,125
Church Loan # 200031530
89,692 4.200%, 5/15/2026
b
93,549
Total 1,458,638
Total Church Loans
(cost $23,903,333) 25,395,246
Principal
Amount Long-Term Fixed Income ( 23.7% ) Value
Mortgage-Backed Securities (23.7%)
Federal National Mortgage
Association Conventional 15-Yr.
Pass Through
3,275,000 2.000%,  10/1/2035
d
3,402,929
Federal National Mortgage
Association Conventional 30-Yr.
Pass Through
3,100,000 2.000%,  10/1/2050
d
3,204,625
1,300,000 2.000%,  11/1/2050
d
1,340,663
Total 7,948,217
Total Long-Term Fixed Income
(cost $7,940,555) 7,948,217
Shares or
Principal
Amount Short-Term Investments ( 24.1% ) Value
Thrivent Core Short-Term Reserve
Fund
206,882 0.310%
e
2,068,819

Thrivent Church Loan and Income Fund
Schedule of Investments as of September 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares or
Principal
Amount Short-Term Investments (24.1%) Value
U.S. Treasury Bills
6,015,000 0.028%, 10/1/2020
f
$ 6,015,000
Total Short-Term Investments
(cost $8,083,763) 8,083,819
Total Investments (cost
$39,927,651) 123.6% $41,427,282
Other Assets and Liabilities, Net
(23.6%) (7,907,853)
Total Net Assets 100.0% $33,519,429
a All Mortgagees have the right to repay the loan at any
time.  The Loans are generally considered to be illiquid due to the limited, if any, secondary market.
b Security is valued using significant unobservable inputs.
Further information on valuation can be found in the Notes
to Financial Statements.
c Denotes an interest-only loan.  Interest-only loans represent the right to receive monthly interest payments on an
underlying loan position beginning on a specified date for
an agreed upon period.  The outstanding principal amount
shown is the outstanding principal balance as of the end of
the period.
d Denotes investments purchased on a when-issued or
delayed-delivery basis.
e The interest rate shown reflects the seven day yield as of the end of the period.
f The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives, if any), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $1,504,580
Gross unrealized depreciation (4,988)
Net unrealized appreciation (depreciation) $1,499,592
Cost for federal income tax purposes $39,927,690

Thrivent Church Loan and Income Fund
Schedule of Investments as of September 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

The following table is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value for Church Loan and Income Fund as discussed in the Notes to Financial Statements.
* Includes the change in net unrealized appreciation/(depreciation) on Level 3 securities held on September 30, 2020 of $787,459.
Located on the Statement of Operations, Change in net unrealized appreciation/(depreciation) on investments.
^ Located on the Statement of Operations, Net realized gain/(losses) on investments.
# Transferred from Level 2 to Level 3 because of a lack of observable market data, resulting from a decrease in market activity for the securities.
@ Transferred from Level 3 to Level 2 because observable market data became available for the securities.
The reporting entity’s Church Loan Level 3 securities’ fair value is calculated by a vendor using a market approach with a discounted cash flow model based on the established policies and procedures of the reporting entity. Inputs used in valuation include the prin-
cipal and interest schedules, bond equivalent ratings, loan transaction spreads with a range of 0.03% to 2.60% (weighted average of
0.96%), U.S. Treasury yields, and corporate credit yields with a range of 0.28% to 2.62% (weighted average of 1.05%). Loan transac-
tion spreads and corporate credit yields were weighted by the relative fair value of the associated instruments. A significant increase or decrease in the inputs in isolation would result in a significantly lower or higher fair value measurement.
Fair Valuation Measurements
The following table is a summary of the inputs used as of September 30, 2020, in valuing Church Loan and Income Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Church Loans $25,395,246 $– $– $25,395,246
Long-Term Fixed Income
Mortgage-Backed Securities 7,948,217 – 7,948,217 –
Short-Term Investments 6,015,000 – 6,015,000 –
Subtotal Investments in Securities $39,358,463 $– $13,963,217 $25,395,246
Other Investments  * Total
Affiliated Short-Term Investments 2,068,819
Subtotal Other Investments $2,068,819
Total Investments at Value $41,427,282
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
Investments in Securities
Beginning Value
4/1/2020
Realized
Gain/ (Loss)
^
Change in
Unrealized
Appreciation/
(Depreciation)
*
Purchases
Sales/
Paydowns
Transfers
Into
Level 3
#
Transfers
Out of Level
3
@
Ending Value
9/30/2020
 Church Loans 20,928,020 - 787,459   4,300,420   (620,653)  -  -  25,395,246
Total  $20,928,020 $-  $787,459  $4,300,420   ($620,653)  $-   $-   $25,395,246

Thrivent Church Loan and Income Fund
Schedule of Investments as of September 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund.  The Fund owns shares of Thrivent Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Fund. Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Church Loan and Income
Fund, is as follows:
Fund
Value
3/31/2020
Gross
Purchases
Gross
Sales
Value
9/30/2020
Shares Held at
9/30/2020
% of Net
Assets
9/30/2020
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.310% $2,275 $2,194 $2,403 $2,069 207 6.2%
Total Affiliated Short-Term Investments 2,275 2,069 6.2
Total Value $2,275 $2,069
Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions
of Realized
Capital Gains
Income Earned
4/1/2020
- 9/30/2020
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.310% $(1) $4 $– $8
Total Income/Non Income Cash from Affiliated Investments $8
Total $(1) $4 $–

Thrivent Church Loan and Income Fund
Statement of Assets and Liabilities
The accompanying Notes to Financial Statements are an integral part of this statement.

As of September 30, 2020 (unaudited)
Church Loan
and Income
Fund
Assets
Investments in unaffiliated securities at cost $37,858,888
Investments in affiliated securities at cost $2,068,763
Investments in unaffiliated securities at value $39,358,463
Investments in affiliated securities at value 2,068,819
Cash 7,118
Dividends and interest receivable 57,360
Prepaid expenses 26,080
Receivable for:
Investments sold on a delayed-delivery basis 1,369,844
Fund shares sold 20,040
Expense reimbursements 55,344
Total Assets 42,963,068
Liabilities
Distributions payable 118
Accrued expenses 68,674
Payable for:
Investments purchased on a delayed-delivery basis 9,307,191
Investment advisory fees 29,794
Administrative fees 460
Transfer agent fees 1,163
Contingent liabilities^ —
Loan commitment fee deferred revenue 31,805
Mortgage dollar roll deferred revenue 4,434
Total Liabilities 9,443,639
Net Assets
Capital stock (beneficial interest) 31,891,867
Distributable earnings/(accumulated loss) 1,627,562
Total Net Assets $33,519,429
Class S Share Capital $33,519,429
Shares of beneficial interest outstanding (Class S) 3,064,807
Net asset value per share $10.94
^ Contingent liabilities accrual.  Additional information can be found in the accompanying Notes to Financial Statements.

Thrivent Church Loan and Income Fund
Statement of Operations
The accompanying Notes to Financial Statements are an integral part of this statement.

For the six months ended September 30, 2020
(unaudited)
Church Loan
and Income
Fund
Investment Income
Taxable interest $522,675
Income from mortgage dollar rolls 24,414
Income from affiliated investments 8,318
Total Investment Income 555,407
Expenses
Adviser fees 169,291
Administrative service fees 37,616
Audit and legal fees 143,597
Custody fees 2,025
Insurance expenses 21,674
Printing and postage expenses Class S 8,039
SEC and state registration expenses 11,734
Transfer agent fees Class S 6,283
Trustees' fees 77,500
Pricing service fees 67,066
Other expenses 13,383
Total Expenses Before Reimbursement 558,208
Less:
Reimbursement from adviser (404,307)
Total Net Expenses 153,901
Net Investment Income/(Loss) 401,506
Realized and Unrealized Gains/(Losses)
Net realized gains/(losses) on:
Investments 156,008
Affiliated investments (501)
Change in net unrealized appreciation/(depreciation)
on:
Investments 727,787
Affiliated investments 4,210
Net Realized and Unrealized Gains/(Losses) 887,504
Net Increase/(Decrease) in Net Assets Resulting
From Operations $1,289,010

Thrivent Church Loan and Income Fund
Statement of Changes in Net Assets
The accompanying Notes to Financial Statements are an integral part of this statement.

o
Church Loan and Income Fund
For the periods ended
9/30/2020
(unaudited) 3/31/2020
Operations
Net investment income/(loss) $401,506 $488,265
Net realized gains/(losses) 155,507 66,781
Change in net unrealized appreciation/(depreciation) 731,997 462,619
Net Change in Net Assets Resulting From Operations 1,289,010 1,017,665
Distributions to Shareholders
From income/realized gains Class S (401,507) (601,490)
Total from income/realized gains (401,507) (601,490)
Total Distributions to Shareholders (401,507) (601,490)
Capital Stock Transactions
Class S
Sold 4,903,963 15,659,184
Distributions reinvested 400,916 599,424
Redeemed (45,594) (80,666)
Total Class S Capital Stock Transactions 5,259,285 16,177,942
Capital Stock Transactions
5,259,285 16,177,942
Net Increase/(Decrease) in Net Assets 6,146,788 16,594,117
Net Assets, Beginning of Period 27,372,641 10,778,524
Net Assets, End of Period $33,519,429 $27,372,641
Capital Stock Share Transactions
Class S shares
Sold 452,521 1,478,790
Distributions reinvested 36,817 56,675
Redeemed (4,189) (7,653)
Total Class S shares 485,149 1,527,812

Thrivent Church Loan and Income Fund
Statement of Cash Flows
The accompanying Notes to Financial Statements are an integral part of this statement.

For the six months ended September 30, 2020 (unaudited)
Church Loan
and Income
Fund
Cash flows from operating activities
Net increase/(decrease) in net assets resulting from operations $1,289,010
Adjustments to reconcile net change in net assets from operations to net cash provided by/(used in) operating activities:
Purchases of long-term investments (43,185,256)
Purchases/sales of short-term investments, net (1,773,994)
Proceeds from sale of long-term investments 37,810,943
Change in net unrealized appreciation/(depreciation) (731,997)
Net realized gains/(losses) (155,507)
Net change in payable for investments purchased on a delayed-delivery basis (12,557,758)
Net change in receivable for investments sold on a delayed- delivery basis 14,422,750
Net change in dividends and interest receivable 9,835
Net accretion of bond discounts and amortization of premiums (1,031)
Net change in prepaid expenses (14,110)
Net change in accrued expenses 33,227
Net change in investment advisory fees 3,413
Net change in administrative fees 52
Net change in transfer agent fees 226
Net change in expense reimbursements 17,410
Net change in loan commitment fee deferred revenue 7,237
Net change in mortgage dollar roll deferred revenue (6,793)
Net cash provided by/(used in) operating activities $(6,121,353)
Cash flows provided by/(used in) financing activities:
Proceeds from shares issued, net of change in receivable for fund shares sold 4,883,923
Distributions to shareholders, paid in cash, net of change in distributions payable (726)
Cost of shares redeemed, net of change in payable for fund shares redeemed (45,703)
Net cash provided by/(used in) financing activities $4,837,494
Net increase/(decrease) in cash $5,151
Cash (beginning balance) $1,967
Cash (ending balance) $7,118
Supplemental disclosures
Non-cash financing activities - distributions reinvested $400,916

Thrivent Church Loan and Income Fund
Notes to Financial Statements
September 30, 2020
(unaudited)

(1) ORGANIZATION
Thrivent Church Loan and Income Fund (the “Fund”) was
organized as a Delaware statutory trust on October 23, 2017 and is registered under the Investment Company Act of 1940, as amended
(the "1940 Act"), as a non-diversified, closed-end management investment company that continuously offers its shares of beneficial interest (the "Shares").  The Fund currently offers one class of Shares:
Class S.  The Fund has authorized an unlimited amount of Shares with no par value, at net asset value ("NAV") per Share.  The Fund seeks to produce income.
 The Fund operates as an interval fund pursuant to which it
conducts quarterly repurchase offers for Shares, which are for between 5% and 25% of the Fund's outstanding Shares at NAV,
subject to approval of the Fund's Board of Trustees ("Board").  It is possible that a repurchase offer may be oversubscribed, with the result that shareholders may only be able to have a portion of their Shares repurchased.  There is no assurance that a shareholder will be able to tender their Shares at the time or amount desired.
Shares are not otherwise redeemable.  Quarterly repurchase offers will occur in the months of March, June, September and December.
The Shares are not listed and the Fund does not currently intend to list its Shares for trading on any national securities exchange.
There is currently no secondary market for its Shares, and the Fund does not expect a secondary market in its Shares to develop.  Even though the Fund makes quarterly repurchase offers for Shares, investors should consider Shares of the Fund to be a less liquid investment.
The Fund is an investment company that follows the accounting and reporting guidance of the Financial Accounting Standards
Board ("FASB") Accounting Standards Codification Topic 946 –
"Financial Services – Investment Companies".
Under the Fund's organizational documents, its officers and
trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with service providers and others that provide general indemnification clauses.
The Fund's maximum exposure under these contracts is unknown, as this would involve future claims that may be made against the
Fund. However, based on experience, the Fund expects the risk of loss to be remote.
(2) SIGNIFICANT ACCOUNTING POLICIES
Valuation of Investments
— Securities traded on U.S. or foreign
securities exchanges or included in a national market system are valued at the last sale price on the principal exchange as of the close of regular trading on such exchange or the official closing price of the national market system.  Over-the-counter securities and listed securities for which no price is readily available are valued at the current bid price considered best to represent the value at that time. Security prices are based on quotes that are obtained from an independent pricing service approved by the Fund’s Board. The pricing service, in determining values of fixed-income securities, takes into consideration such factors as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, and other yield and risk factors it deems relevant in determining valuations. Securities which cannot be valued by the approved pricing service are valued using valuations obtained from dealers that make markets in the securities. Investments in open-ended mutual funds are valued at the net asset value at the close of each business day.
    All church loan valuations are considered fair valuations due to the lack of observable market activity or independent market quotes.  There are no market prices available for church loans.
The Fund's Investment Adviser, Thrivent Asset Management,
LLC ("Thrivent Asset Mgt." or the "Adviser"), has approved two methodologies for fair valuing church loans: a Market Approach or an Income Approach.  The Market Approach utilizes a process that takes into consideration factors including principal amount, interest rate, term, credit quality of the borrower, prepayment speeds, and credit spreads based on market transactions.  The
Income Approach is utilized when it is probable that the church loan will become subject to foreclosure and takes into consideration factors including the estimated value of property securing the loan, estimated cost of disposition of the property and estimated time to dispose of the property.  The Board may use a third party vendor to execute the daily valuation methodology or the Valuation Committee
("Committee"), further described below, may make a fair valuation determination.
The Board has delegated responsibility for daily valuation of the
Fund's securities to the Adviser. The Adviser has formed a Committee that is responsible for overseeing the Fund's valuation process in accordance with Valuation Policies and Procedures. The Committee meets monthly and on an as-needed basis to review price
challenges, price overrides, stale prices, shadow prices, manual prices, and other securities requiring fair valuation.
The Committee monitors significant events occurring prior to the close of trading on the New York Stock Exchange that could have a material impact on the value of any securities that are held by the Fund. Examples of such events include trading halts, national news/events, and issuer-specific developments. If the Committee decides that such events warrant the use of fair value estimates, the
Committee will take such events into consideration in determining the fair value of such securities. If market quotations or prices are not readily available or are determined to be unreliable, the securities will be valued at fair value as determined in good faith pursuant to procedures adopted by the Board.
In accordance with accounting principles generally accepted in the United States of America ("GAAP"), the various inputs used to determine the fair value of the Fund's investments are summarized in three broad levels.  Level 1 includes quoted prices in active markets for identical securities, typically included in this level are
U.S. equity securities, futures, options and registered investment company funds.  Level 2 includes other significant observable

Thrivent Church Loan and Income Fund
Notes to Financial Statements
September 30, 2020
(unaudited)

inputs such as quoted prices for similar securities, interest rates, prepayment speeds and credit risk, typically included in this level are fixed income securities, international securities, swaps and forward contracts.  Level 3 includes significant unobservable inputs such as the Adviser’s own assumptions and broker evaluations in determining the fair value of investments. The valuation levels are not necessarily an indication of the risk associated with investing in these securities or other investments.  Investments measured using net asset value per share as a practical expedient for fair value and that are not publicly available for sale are not categorized within the fair value hierarchy.
Federal Income Taxes
— No provision has been made for
income taxes because the Fund’s policy is to qualify as a regulated investment company under the Internal Revenue Code and
distribute substantially all investment company taxable income and net capital gain on a timely basis. It is also the intention of the
Fund to distribute an amount sufficient to avoid imposition of any federal excise tax. The Fund, accordingly, anticipates paying no federal taxes and no federal tax provision was recorded. The Fund may utilize earnings and profits distributed to shareholders on the redemption of Shares as part of the dividends paid deduction.
GAAP requires management of the Fund (i.e., the Adviser) to
make additional tax disclosures with respect to the tax effects of certain income tax positions, whether those positions were taken on previously filed tax returns or are expected to be taken on future returns. These positions must meet a “more likely than not”
standard that, based on the technical merits of the position, it would have a greater than 50 percent likelihood of being sustained upon examination. In evaluating whether a tax position has met the more-
likely-than-not recognition threshold, the Adviser must presume that the position will be examined by the appropriate taxing authority that has full knowledge of all relevant information.
The Adviser analyzed all open tax years, as defined by the statute of limitations, for all major jurisdictions. Open tax years are those that are open for examination by taxing authorities. Major jurisdictions for the Fund include U.S. Federal, Minnesota, Wisconsin, and
Delaware. As of September 30, 2020, open U.S. Federal, Minnesota,
Wisconsin and Delaware tax years include the tax periods ended
March 31, 2019 and March 31, 2020. The Fund has no examinations in progress and none are expected at this time.
As of September 30, 2020, the Adviser has reviewed all open tax years and major jurisdictions and concluded that there is no effect to the Fund's tax liability, financial position or results of operations.
There is no tax liability resulting from unrecognized tax benefits related to uncertain income tax positions taken or expected to be taken in future tax returns. The Fund recognized interest and penalties, if any, related to uncertain tax benefits as income tax expense in the Statement of Operations. During the year, the Fund did not incur any interest or penalties. The Fund is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next 12 months.
Expenses and Income
— Estimated expenses are accrued
daily.  The Fund is charged for those expenses that are directly attributable to it. Expenses that are not directly attributable to the Fund are allocated among all appropriate affiliated mutual funds in proportion to their respective net assets or number of shareholder accounts, or other reasonable basis. Interest income is recorded daily on all debt securities, as is accretion of market discount and original issue discount and amortization of premium using the effective yield method.  Dividend income and capital gain distributions are recorded on the ex-dividend date.  Non-cash income, if any, is recorded at the fair market value of the securities received.  Realized gains and losses on the sale of securities are determined using cost calculated on a specific identification basis.
Distributions to Shareholders
— The Fund intends to distribute
most or all of its net earnings and realized gains, if any, in the form of dividends from net investment income ("dividends") and distributions of net realized capital gains ("capital gain distributions,"
and together with dividends, "distributions"). The Fund intends to declare dividends daily and distribute them to Shareholders of record monthly. Dividends and interest received by the Fund are derived from net investment income. Capital gain distributions, if any, usually will be declared and paid in December for the prior twelve-month period ending October 31. The Fund does not have a fixed distribution rate nor does it guarantee that it will pay any distributions in any particular period.
Mortgage Dollar Roll Transactions
— The Fund may enter
into dollar roll transactions on securities issued or to be issued by the Government National Mortgage Association, Federal
National Mortgage Association and Federal Home Loan Mortgage
Corporation, in which the Fund sells mortgage securities and simultaneously agrees to repurchase similar (same type and
coupon) securities at a later date at an agreed upon price. The Fund must maintain liquid securities having a value at least equal to the repurchase price (including accrued interest) for such dollar rolls. In addition, the Fund is required to segregate collateral with the Fund's custodian (depending on market movements) on their mortgage
dollar rolls.  The value of the securities that the Fund is required to purchase may decline below the agreed upon repurchase price of those securities.
During the period between the sale and repurchase, the Fund
forgoes principal and interest paid on the mortgage securities sold.
The Fund is compensated from negotiated fees paid by brokers offered as an inducement to the Fund to "roll over" its purchase commitments, thus enhancing the yield. Mortgage dollar rolls may be renewed with a new purchase and repurchase price and a cash settlement made on settlement date without physical delivery of the securities subject to the contract. The fees received are recognized over the roll period and are included in Income from mortgage dollar rolls in the Statement of Operations.
When-Issued and Delayed-Delivery Transactions
—
The Fund may purchase or sell securities on a when-issued or delayed-delivery basis. These transactions involve a commitment

Thrivent Church Loan and Income Fund
Notes to Financial Statements
September 30, 2020
(unaudited)

by the Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery purchases are outstanding, the Fund will designate liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed-delivery basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value.  The Fund may dispose of a
delayed-delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. When the Fund has sold a security on a delayed-delivery basis, the Fund does not participate in future gains and losses with respect to the security.
Accounting Estimates
— The financial statements are prepared
in conformity with GAAP, which requires management to make
estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period.
Actual results could differ from those estimates.
Loan Commitment Fees
— The Fund may receive loan
commitment fees prior to loan closing and before the loan is purchased by the Fund. Commitment fees are fees a lender charges the borrower in order to keep a specific loan amount available to the borrower. Any such fees received by the Fund, net of applicable loan origination expenses paid by the Fund will be accounted for as an adjustment to the yield of the corresponding loan using the straight-line method over the life of the loan.
Contingent Liabilities
— In the event of adversary action
proceedings where the Fund is a defendant, the loss contingency will not be accrued as a liability until the amount of potential damages and the likelihood of loss can be reasonably estimated.
Litigation
— Awards from class action litigation are recorded as
a reduction of cost if the Fund still owns the applicable securities on the payment date.  If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.
Repurchase Offers
— The Fund's Shares are not redeemable
each business day, are not listed for trading on an exchange, and no secondary market currently exists for Fund Shares.  As an interval fund and as described in the Fund's prospectus, the Fund will make quarterly repurchase offers of up to 25% of its outstanding
Shares at NAV.  During the period ended September 30, 2020, the
Fund had repurchase offers as follows:
For the offer period May 22, 2020 through June 15, 2020:
For the offer period of August 21, 2020 through September 15,
2020:
(3) FEES AND COMPENSATION PAID TO AFFILIATES
Investment Advisory Fees
— The Fund has entered into
an Investment Management Agreement with Thrivent Asset
Mgt. (TAM).  Under the Investment Management Agreement, the
Fund pays an annual fee of 1.10% of average daily net assets for investment advisory services. The fees are accrued daily and paid monthly.
Expense Reimbursements
— The Adviser has contractually
agreed to waive fees and/or reimburse expenses of the Fund’s
Class S Shares through at least July 31, 2021 to the extent that the total annual Fund operating expenses exceed 1.00% of
average daily net assets (excluding taxes, interest, brokerage commissions, acquired fund fees and expenses, securities lending fees, expenses associated with securities sold short, litigation, and other extraordinary expenses).  Expense reimbursements are accrued daily and paid monthly. Amounts waived by the Adviser during the contractual period cannot be recouped by the Adviser in subsequent periods. This fee waiver may not be terminated before the indicated termination date without the consent of the Fund’s
Board, including a majority of the Trustees who are not “interested persons” of the Fund as defined in Section 2(a)(19) of the 1940 Act.
Other Fees
— The Fund has entered into an agreement with
Thrivent Financial Investor Services Inc. ("TFISI") to provide transfer agency and dividend payment services necessary to the Fund.
Under the Transfer Agency Agreement, the Fund pays TFISI an
annual fee equal to three basis points of the Fund’s average daily net assets, plus a per account annual maintenance fee of $21.50 per account. The fees are accrued daily and paid monthly.
The Fund has entered into an accounting and administrative
services agreement with TAM pursuant to which TAM provides
certain accounting and administrative personnel and services to the
Fund. The Fund pays an annual fixed fee of $70,000 plus 0.017%
of average daily net assets. The fees are accrued daily and paid monthly.
The Fund enters into agreements with Thrivent Financial for
Lutherans ("TFL") to purchase participation interests in church loans underwritten by TFL.  The Fund does not pay TFL a transaction or origination fee for such service, but does bear a pro rata share of the certain fees and expenses associated with the church loans.
(4) FEDERAL INCOME TAX INFORMATION
Distributions are based on amounts calculated in accordance
with the applicable federal income tax regulations, which may differ from GAAP. To the extent that these differences are permanent
Repurchase
Pricing Date
Repurchase
Offer Amount
% of Shares
Tendered
Number
of Shares
Tendered
6/16/2020 20% 0.09% 2,713
Repurchase
Pricing Date
Repurchase
Offer Amount
% of Shares
Tendered
Number
of Shares
Tendered
9/16/2020 20% 0.05% 1,476

Thrivent Church Loan and Income Fund
Notes to Financial Statements
September 30, 2020
(unaudited)

in nature, GAAP requires such amounts to be reclassified within the capital accounts based on their federal tax-basis treatment;
temporary differences do not require reclassifications.  At fiscal year-end, the character and amount of distributions, on a tax basis and components of distributable earnings, are finalized.  Therefore, as of September 30, 2020, the tax-basis balance has not yet been determined.
(5) SECURITY TRANSACTIONS
Purchases and Sales of Investment Securities
— For the six
months ended September 30, 2020, the cost of purchases and
the proceeds from sales of investment securities, other than U.S.
Government and short-term securities, were as follows:
Purchases and sales of U.S. Government securities were:
Investments in Restricted Securities
— The Fund may own
restricted securities which were purchased in private placement transactions without registration under the Securities Act of 1933.
Unless such securities subsequently become registered, they
generally may be resold only in privately negotiated transactions with a limited number of purchasers. As of September 30, 2020, the Fund did not hold restricted securities.  The Fund has no right to require registration of unregistered securities.
(6) RELATED PARTY TRANSACTIONS
The Fund’s Adviser and Administrator, TAM, the Fund’s distributor,
Thrivent Distributors, LLC and the Fund’s transfer agent, TFISI are considered related parties to the Fund. Certain officers and Trustees of the Fund are officers and directors of TAM and TFISI.
As of September 30, 2020, related parties held 78.2% of the
outstanding Shares of the Fund.
Subscription and redemption activity by concentrated accounts may have a significant effect on the operation of the Fund.  In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, resulting in additional losses for the Fund.
(7) SUBSEQUENT EVENTS
The Adviser of the Fund has evaluated the impact of subsequent events through the issuance date of the financial statements, and has determined that no items require disclosure in or adjustment to the financial statements.
(8) MARKET RISK
Over time, securities markets generally tend to move in cycles with periods when security prices rise and periods when security prices decline.  The value of a Fund's investments may move
with these cycles and, in some instances, increase or decrease more than the applicable market(s) as measured by the Fund's benchmark index(es). The securities markets may also decline because of factors that affect a particular industry. As of September
30, 2020, the Fund had portfolio concentration greater than 25% in certain sectors.
(9) SIGNIFICANT RISKS
Church Loan Related Risks
— In making investments in church
loans, the Fund will depend primarily on the creditworthiness of the borrower for payment of principal and interest. Churches rely on voluntary contributions from their congregations for their primary source of income. Member contributions are used to repay church loans. The membership of a church, the attendance of its members, or the per capita contributions of its members may not remain constant or may decrease during the term of a church loan.
A decrease in a church’s income could result in its inability to pay its obligation under a church loan.  In addition, events such as the pandemic spread of the novel coronavirus known as COVID-19, the duration and effects of which are uncertain, may result in a decrease in voluntary contributions from church congregations. A church’s senior pastor also plays an important role in the management and continued viability of a church. A senior pastor’s absence, personal actions, resignation or death could have a negative impact on a borrower’s operations, and thus its continued ability to generate income sufficient to service its obligations under a church loan.
National church body decisions can impact individual church
membership.
Certain independent churches have little to no financial support from national church bodies; likewise, national church bodies have limited resources available for individual church support. A church’s income also could be affected by increases in expenses caused by increases in interest rates on floating rate or variable rate church loans, the occurrence of any uninsured casualty at the property, any need to address environmental contamination at the property, changes in governmental rules, regulations and fiscal policies, terrorism, social unrest or civil disturbances.
Due to the corporate structure of borrowers, which can include volunteers serving in key executive functions such as Treasurer, the servicing agent administering church loans may use broad discretion in enforcing the terms of such church loans especially with regard to timing and fees charged.
Assignment or Participation Risk — The Fund may acquire
exposure to church mortgage loans through loan assignments
or participations. With assignments, the purchaser typically succeeds to all the rights and obligations of the assigning institution and becomes a lender under the loan agreement. By contrast,
participations typically result in contractual relationships only with
In thousands
Fund Purchases Sales
Church Loan and Income Fund $4,300 $621
In thousands
Fund Purchases Sales
Church Loan and Income Fund $38,885 $37,190
Fund Sector
% of
Total Net
Assets
Church Loan and Income Fund Church Loans 75.8%

Thrivent Church Loan and Income Fund
Notes to Financial Statements
September 30, 2020
(unaudited)

the institution participating out the interest, not with the Borrower.
In purchasing participations, the Fund generally will have no right to enforce compliance by the Borrower with the terms of the loan agreement. The Fund also will be exposed to the credit risk of both the Borrower and the institution selling the participation.
Availability of Investment Opportunities; Competition Risks
— Thrivent Financial and the Fund compete for investment
opportunities with church loan financing companies, banks, savings and loan associations, denominational loan funds and lenders, credit unions, real estate investment trusts, insurance companies and other financial institutions to service this market. Many of these entities may have greater marketing resources, extensive networks of offices and locations, or larger staffs devoted to church loan financing. In addition, regulatory restrictions, actual or potential conflicts of interest or other considerations may cause the Adviser to restrict or prohibit participation in certain investments.
Collateral Risk; Real Estate Risk — There is a risk that the value of any collateral securing a church loan in which the Fund has an interest may not be estimated correctly or may decline and that the collateral may not be sufficient to cover the amount owed on the loan.
Because the Fund’s church loans are primarily backed by real estate, these investments are vulnerable to factors that affect the real estate used to collateralize the church loans and the local and national real estate markets. Factors affecting the value of real estate investments include, but are not limited to, changes in local or national economic or employment conditions, changes in interest rates, zoning laws or property taxes, supply and demand, environmental problems, losses from a casualty or condemnation, maintenance problems, operating expenses, population changes, and social and economic trends. Property tax liens would also affect the availability of cash to pay other creditors in the event of a sale of the real estate, through foreclosure or otherwise. Furthermore, in the case of certain church loans, the property backing the investments may have limited suitability for other purposes.
Concentration Risk — Under normal circumstances, the Fund will concentrate its investments in the securities and/or other instruments of U.S. non-profit organizations that have a stated Christian mission including, but not limited to, local churches, denominations and associations, educational institutions, and other Christian mission-
related organizations. The Fund will thus be exposed to negative developments affecting church-related institutions, as well as negative developments affecting real estate-related investments and real property generally. These factors are discussed under
“Church Loan Related Risks” and “Collateral Risk; Real Estate Risk”
in this section.
Construction Loan Risk — The Fund may invest in church loans for construction projects. Construction projects may include: new development, expansion, remodeling and/or renovation and repairs.
The interest rate is typically set on these construction loans at the time of the loan commitment, and funded incrementally over time as the project is completed. The Fund will have an obligation to make additional advances as the project is completed. The Fund generally ensures its ability to satisfy such demands by segregating sufficient assets in high quality short term liquid investments. In addition, construction loans may be considered higher risk during the construction phase (e.g., potential mechanics liens or other collateral impacts may occur including risk of non-completion).
Default Risk— Default in the payment of interest or principal on a church loan or an increased risk of default may result in a reduction in income to the Fund, a reduction in the value of a Church Loan and/or a decrease in the Fund’s NAV per Share. The risk of default increases in the event of an economic downturn, a decline in the value of real estate, or a substantial increase in interest rates on floating or variable rate church loans. In the event of any default under a Church Loan, the Fund will bear a risk of loss of principal to the extent of any deficiency between the value of any collateral that is liquidated and the principal and accrued and unpaid interest of the church loan. Efforts to return a non-performing church loan to performing status can be lengthy and may negatively affect the
Fund’s anticipated return.
In the event a Borrower defaults, the Fund’s access to the collateral may be limited or delayed by bankruptcy or other insolvency laws.
Environmental Liability Risk — If there are previously unidentified environmental problems associated with the real estate securing any of the Fund’s church loans, the associated remediation or removal requirements imposed by federal, state and local laws and regulations could affect the Fund’s ability to realize value on the collateral or the Borrower’s ability to repay the church loan. Under federal, state and local laws and regulations, a secured lender, like the Fund, may be liable, under certain limited circumstances, for the costs of removal or remediation of certain hazardous or toxic substances and other costs (including government fines and injuries to persons and adjacent property). The presence of hazardous or toxic substances, or the failure to promptly remediate such substances, may adversely affect the Fund’s ability to resell real estate collateral after foreclosure or could cause the Fund to forego foreclosure.
Illiquid Securities Risk — Church loans are typically not listed on any national securities exchange or automated quotation system and no active trading market exists for these instruments. Some church loans also contain restrictions on transfers and there is a lack of publicly available information on most church loans. As a result, church loans are generally considered illiquid. To the extent consistent with the applicable liquidity requirements for interval funds set forth in Rule 23c-3 under the 1940 Act, the Fund may invest without limit in illiquid securities and at any given time, the
Fund’s portfolio may be substantially illiquid.
The market for illiquid securities is more volatile than the market for liquid securities. To the extent that a secondary market does exist for church loans, the market may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods. The illiquid market for church loans means that the Fund may not be able to sell its holdings at a time when it may otherwise

Thrivent Church Loan and Income Fund
Notes to Financial Statements
September 30, 2020
(unaudited)

be desirable to do so or may require the Fund to sell at prices that are less than what the Fund regards as their fair market value, which would adversely affect the Fund’s NAV per share. In addition, due to the illiquidity of the church loan market, and the intent to hold church loans to maturity, the Fund may be limited in its ability to turn over its investments in church loans to obtain debt securities with more attractive rates of return. Church loans are typically valued using significant unobservable inputs. Market quotations or prices are likely not readily available or may be determined to be unreliable. Value will be determined in good faith pursuant to fair valuation procedures adopted by the Board. See “Valuation Risk”
in this section.
Certain church loans may trade in an over-the-counter market, and confirmation and settlement may take significantly longer than traditional fixed-income security transactions to complete.
Transactions in church loans may settle on a delayed basis, and the Fund may not receive the proceeds from the sale of a loan for a substantial period after the sale. As a result, those proceeds will not be available to make additional investments. In most cases, the
Fund intends to hold church loans to maturity.
Modification Risk — During periods of market uncertainty or an economic downturn such as that caused by the recent outbreak of the novel coronavirus known as COVID-19, Borrowers may request relief from the terms of their church loans. In such situations,
Thrivent Financial, as lender, will generally accomodate such requests and assist the Borrower in returning to financial stability.
Certain accomodations, such as forebearance measures, changes to maturity, and changes to interest rates are granted in the sole discretion of the Adviser and subject to ratification by the Fund's
Board. There may also be regulatory requirements that limit the
Fund's options regarding a modification request. These modification measures could cause principal and /or interest payments from
Borrowers to decrease temporarily and the value of loans held by the Fund to decline. While modification measures may be taken to avoid a potential default, the value of the Fund could be negatively impacted.
No Public Information; Not Rated Risk — There is generally no publicly available information about the Borrowers of church loans.
In addition, church loans are not rated by a nationally recognized statistical rating organization ("NRSROs") or other independent parties. The Adviser must rely on the Borrowers, its own due diligence and/or the due diligence efforts of Thrivent Financial, its affiliates, or unaffiliated third parties to obtain the information that the
Adviser considers when investing in church loans. To some extent, the Adviser, its affiliates, or unaffiliated third parties rely upon the
Borrower’s staff to provide full and accurate disclosure of material information concerning their operations and financial condition.
The Adviser, its affiliates, or unaffiliated third parties may not have access to all of the material information about a particular Borrower’s operations, financial condition and prospects, or a Borrower’s accounting records may be poorly maintained or organized. The financial condition and prospects of a Borrower may also change rapidly. In such instances, the Adviser may not be able to make a fully informed investment decision which may lead, ultimately, to a default by the Borrower and a loss of some or all of the Fund’s investment.
Prepayment Risk — Generally, borrowers may prepay the principal amount of their church loans at any time, although prepayment fees or penalties may apply. In periods of falling interest rates, Borrowers may be more likely to prepay their church loans to refinance at lower interest rates. When economic conditions make it more likely that
Borrowers will prepay church loans, the value of such loans may fluctuate, and the value of the shares may be impacted. Prepayment would cause the actual duration of a church loan to be shorter than its stated maturity. See “Duration and Maturity Risk” below. In the event of a full prepayment, the Fund would lose the income that would have been earned to maturity on the church loan. Further, material partial principal prepayments of Church Loans may result in a reamortization of the remaining principal balance over the current maturity, which would mean the Fund would receive lower payments of principal and interest over the remaining term of the Church
Loan. The proceeds received by the Fund from prepayments may be reinvested in church loans or other debt securities paying lower interest rates.
Refinance Risk — Generally, borrowers may refinance their
church loans at any time. A refinance of an existing Fund church loan with Thrivent Financial will result in a modification of the loan terms and the loan being repriced at par. A refinance with another lender will result in the loan being paid off at par. In both situations, a loss may occur on the church loan if it is valued at a price above par at the time of the refinance.
Second Lien Church Loan Risk — Second lien church loans are
junior in priority to church loans secured with a first lien. For this reason, they present a greater degree of investment risk than first lien church loans. If a Borrower defaults on a debt obligation senior to the Fund’s church loan, or in the event of a Borrower bankruptcy, the Fund’s second lien church loan will be satisfied only after the senior debt. In the event of an investment in second lien church loans, the Fund may not recover some or all of its investment.
Special Risks — Special risks associated with exposures to
church loans include (i) the possible invalidation of an investment transaction as a fraudulent conveyance under relevant creditors’
rights laws and (ii) so-called lender-liability claims by the Borrowers of the obligations. Successful claims with respect to such matters may reduce the cash flow and/or market value of the investment.
Church loans are subject to the risk that a court, pursuant to fraudulent conveyance or other similar laws, could subordinate these instruments to presently existing or future indebtedness of the
Borrower or take other action detrimental to holders of the church loan.
Uninsured Loss Risk — The church loans in which the Fund
will invest generally require the Borrower to adequately insure the property securing the loan against liability and casualty loss.
However, certain types of losses, generally those of a catastrophic nature such as earthquakes, floods or storms, and losses due to

Thrivent Church Loan and Income Fund
Notes to Financial Statements
September 30, 2020
(unaudited)

civil disobedience, are either uninsurable or are not economically insurable. If a property is destroyed by an uninsured loss, the Fund could suffer loss of all or a substantial part of its investment.
Valuation Risk — The lack of an active trading market for
church loans, restrictions on transfers in some church mortgage loan agreements and trust indentures, a lack of publicly available information, and other factors may result in inherent uncertainty in the valuation process for church loans, and the estimated fair values may differ materially from the values estimated by another party or the values that would have been used had a ready market for the church loans existed. To the extent the Fund invests in church loans, the Fund’s calculated NAV may not accurately reflect the value that could be obtained for any church loan upon sale. The value of the church loan will be determined in good faith pursuant to fair valuation procedures adopted by the Fund’s Board. The Board has delegated the responsibility to estimate the fair value of church loans to the
Adviser. The fair valuation of church loans by the Adviser could result in a conflict of interest as the Adviser’s advisory fee is based on the value of the Fund’s net assets.
Variable or Floating Interest Rate Risk — Church mortgage
loans may have interest rates that float above, or are adjusted periodically based on, a benchmark that reflects current interest rates. Substantial increases in interest rates may cause an increase in loan defaults as Borrowers may lack resources to meet higher debt service requirements. Increasing interest rates may hinder a Borrower’s ability to refinance church mortgage loans because the underlying property cannot satisfy the debt service coverage requirements necessary to obtain new financing or because the value of the property has decreased. Additionally, certain church mortgage loans will have interest rate resets, and may result in decreases in interest rates. Decreases in interest rates will typically cause interest rates on the church mortgage loans to decrease, thereby reducing income to the Fund.
Closed-End, Interval Fund Structure Risk
— The Fund is
a closed-end management investment company structured as an
“interval fund” and designed for long-term investors. The Fund is not intended to be a typical traded investment. Unlike many closed-end investment companies, the Fund’s Shares are not listed on any national securities exchange and are not publicly traded.
There is no secondary market for the Shares, and the Fund does not expect a secondary market will develop. An investor should not invest in the Fund if the investor needs a liquid investment.
Closed-end funds differ from open-end management investment
companies, commonly known as “mutual funds,” in that investors in a closed-end fund do not have the right to redeem their shares on a daily basis at a price based on NAV per share. The Fund, as a fundamental policy, will make quarterly offers to repurchase at least 5% and up to 25% of its outstanding Shares at NAV per share, subject to approval of the Board. The number of Shares tendered in connection with a repurchase offer may exceed the number of
Shares the Fund has offered to repurchase, in which case not all of your Shares tendered in that offer will be repurchased. Hence, you may not be able to sell your Shares when and/or in the amount that you desire.
Credit Risk
— Credit risk is the risk that an issuer of a debt security
to which the Fund’s portfolio is exposed may no longer be able or willing to pay its debt. As a result of such an event, the debt security may fluctuate in price and affect the value of the Fund.  A credit assessment of each church loan is completed at the time of original underwriting.  From time to time, as additional or updated information regarding the Borrower is received, credit assessments are reviewed and can be adjusted up or down.
Cybersecurity Risk
— Successful cyber-attacks against, or
security breakdowns of, the Fund or any affiliated or third-party service provider may adversely affect the Fund or its Shareholders.
While the Fund and its service providers have established business continuity plans and systems designed to prevent cyber-attacks, there are inherent limitations in such plans and systems including the possibility that certain risks have not been identified. Similar types of cybersecurity risks also are present for issuers of securities in which the Fund invests, which could result in material adverse consequences for such issuers, and may cause the Fund’s
investment in such securities to lose value.
Defensive Investing Risk
— In response to market, economic,
political or other conditions, the Fund may invest without limitation in cash or investment-grade debt securities for temporary defensive purposes that are not part of the Fund’s principal investment strategies. If the Fund does this, different factors could affect the
Fund’s performance and it may not achieve its investment objective.
Duration and Maturity Risk
— The prices of debt securities
are also affected by their durations and maturities. Duration is a measure used to determine the sensitivity of a security’s price to changes in interest rates. The longer a security’s duration, the more sensitive it will be to changes in interest rates. For example, if a bond has a duration of four years, a 1% increase in interest rates could be expected to result in a 4% decrease in the value of the bond.
A debt security’s maturity is typically determined on a stated final maturity basis, although there are some exceptions to this rule. Debt securities with longer maturities generally are more susceptible to changes in value as a result of changes in interest rates. The Fund may invest in debt securities of any duration or maturity.
Funding Future Capital Needs Risk
— The net proceeds
from purchases of Shares may be used for the Fund’s investment opportunities, operating expenses and for payment of various fees and expenses such as the advisory fee. Any working capital reserves the Fund maintains may not be sufficient for investment purposes.
If this is the case, the Fund’s ability to acquire investments and to expand the Fund’s operations will be adversely affected.
Health Crisis Risk
— The global pandemic outbreak of the
novel coronavirus known as COVID-19 has resulted in substantial market volatility and global business disruption. The duration and full effects of the outbreak are uncertain and may result in trading

Thrivent Church Loan and Income Fund
Notes to Financial Statements
September 30, 2020
(unaudited)

suspensions and market closures, limit liquidity and the ability of the
Fund to process shareholder repurchases, and negatively impact
Fund performance. The COVID-19 outbreak and future pandemics could affect the global economy in ways that cannot be foreseen and may exacerbate other types of risks, negatively impacting the value of the Fund.
Hedging and Derivatives Risk
— Derivatives, a category that
includes options, futures and swaps, are financial instruments whose value derives from another security, an index, an interest rate or a currency. The Fund may use derivatives, including futures and swaps, for hedging its exposure to interest rate risk.
While hedging can guard against potential risks, using derivatives adds to the Fund’s expenses and can eliminate some opportunities for gains. There is also a risk that a derivative intended as a hedge may not perform as expected. Changes in the value of the derivative may not correlate as intended with the underlying interest rate, and the Fund could lose much more than the original amount invested.
Derivatives can be volatile, illiquid and difficult to value. Derivatives are also subject to the risk that the other party in the transaction will not fulfill its contractual obligations.
Interest Rate Risk
— Interest rate risk is the risk that prices of debt
securities decline in value when interest rates rise for debt securities that pay a fixed rate of interest. Debt securities with longer durations or maturities tend to be more sensitive to changes in interest rates than those with shorter durations or maturities. Changes by the
Federal Reserve to monetary policies could affect interest rates and the value of some securities.
Debt securities in which the Fund may invest will have varying maturities, which may be as long as 30 years. If interest rates rise generally, rates of return on debt securities held by the Fund may become less attractive and the value of debt securities held by the Fund and the Fund’s Shares, may decline. This risk tends to increase the longer the term of the debt security.
Investment Adviser Risk
— The Fund is actively managed and
the success of its investment strategy depends significantly on the skills of the Adviser in assessing the potential of the investments in which the Fund invests. This assessment of investments may prove incorrect, resulting in losses or poor performance, even in rising markets.
LIBOR Risk
— The Fund may be exposed to financial instruments
that are tied to LIBOR (London Interbank Offered Rate) to determine payment obligations, financing terms, hedging strategies or
investment value. LIBOR is an average interest rate that banks charge one another for the use of short-term money. Such financial instruments may include loans, derivatives, floating rate securities, certain asset backed securities, and other assets or liabilities tied to LIBOR.
In 2017, the head of the U.K. Financial Conduct Authority
announced a desire to phase out the use of LIBOR by the end of
2021, and it is expected that LIBOR will cease to be published after that time. There remains uncertainty regarding the future utilization of LIBOR and the nature of any replacement rate, and any potential effects of the transition away from LIBOR on the
Fund or its investments are not known. Actions by regulators have resulted in the establishment of alternative reference rates to LIBOR in most major currencies. The U.S. Federal Reserve, based on the recommendations of the New York Federal Reserve’s Alternative
Reference Rate Committee (comprised of major derivative market participants and their regulators), has begun publishing a Secured
Overnight Financing Rate (SOFR), that is intended to replace U.S.
dollar LIBOR. Proposals for alternative reference rates for other currencies have also been announced or have already begun
publication.
Neither the effect of the LIBOR transition process nor its ultimate success can yet be known. Markets are slowly developing in
response to these new rates. Questions around liquidity impacted by these rates, and how to appropriately adjust these rates at the time of transition, remain a concern for the Fund. The transition process might lead to increased volatility and illiquidity in markets that currently rely on LIBOR to determine interest rates. It could also lead to a reduction in the value of some LIBOR-based investments and reduce the effectiveness of new hedges placed against existing
LIBOR-based instruments. Any such effects of the transition away from LIBOR, as well as other unforeseen effects, could result in losses to the Fund. Since the usefulness of LIBOR as a benchmark could deteriorate during the transition period, these effects could occur prior to the end of 2021. The effect of any changes to, or discontinuation of, LIBOR on the Fund will vary depending, among other things, on (1) existing fallback or termination provisions in individual contracts and (2) whether, how, and when industry participants develop and adopt new reference rates and fallbacks for both legacy and new products and instruments. Accordingly, it is difficult to predict the full impact of the transition away from LIBOR on the Fund until new reference rates and fallbacks for both legacy and new products, instruments and contracts are commercially accepted.
Limited Distribution Risk
— If the Distributor fails to market
the Fund and establish and maintain a network of selected
broker-dealers to sell the Shares, the Fund may not be able to raise adequate proceeds through the Fund’s continuous public offering to implement the Fund’s investment objective and strategies.
Liquidity Risk
— If there is decreased liquidity in the markets, the
Adviser may have to accept a lower price to sell a security, sell other securities to raise cash, or give up an investment opportunity, any of which could have a negative effect on performance.
Mortgage-Backed Securities Risk
— The Fund may invest
in mortgage-backed securities issued or guaranteed by the U.S.
government or its agencies and instrumentalities (such as securities issued by the Government National Mortgage Association (“Ginnie
Mae”), the Federal National Mortgage Association (“Fannie Mae”),
or the Federal Home Loan Mortgage Corporation (“Freddie Mac”)).
U.S. government mortgage-backed securities are subject to market

Thrivent Church Loan and Income Fund
Notes to Financial Statements
September 30, 2020
(unaudited)

risk, interest rate risk and credit risk. Mortgage-backed securities, such as those issued or guaranteed by Ginnie Mae or the U.S.
Treasury, that are backed by the full faith and credit of the United
States are guaranteed only as to the timely payment of interest and principal when held to maturity and the market prices for such securities will fluctuate. Notwithstanding that these securities are backed by the full faith and credit of the United States, circumstances could arise that would prevent the payment of interest or principal.
This would result in losses to the Fund. Securities issued or guaranteed by U.S. government-related organizations, such as
Fannie Mae and Freddie Mac, are not backed by the full faith and credit of the U.S. government and no assurance can be given that the U.S. government will provide financial support. Therefore, U.S.
government-related organizations may not have the funds to meet their payment obligations in the future.
Mortgage-backed securities are sensitive to changes in the
repayment patterns of the underlying security. If the principal payment on the underlying asset is repaid faster or slower than the holder of the mortgage-backed security anticipates, the price of the security may fall, particularly if the holder must reinvest the repaid principal at lower rates or must continue to hold the security when interest rates rise. This effect may cause the value of the Fund to decline and reduce the overall return of the Fund.
Mortgage-backed securities are also subject to the risk of
delinquencies on mortgage loans underlying such securities.
An unexpectedly high rate of defaults on the mortgages held by a mortgage pool may adversely affect the value of a mortgage-
backed security and could result in losses to the Fund.
The Fund may enter into dollar rolls on mortgage-backed securities to maintain liquid assets in connection with its repurchase offers or to meet repurchase requests. Dollar rolls on mortgage-backed securities involve the risk that the market value of the securities subject to the Fund’s forward purchase commitment may decline below, or the market value of the mortgage-backed securities subject to the Fund’s forward sale commitment may increase above, the exercise price of the forward commitment.
Non-Diversification Risk
— Since the Fund is non-diversified,
it may invest a high percentage of its assets in a limited number of issuers. When the Fund invests in a relatively small number of issuers it may be more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Since the Fund is non-diversified, its NAV per share and total return may also fluctuate more or be subject to declines in weaker markets than a diversified fund.
Regulatory Changes and Regulatory Actions Risk
— Legal,
tax and regulatory changes could occur and may adversely affect the Fund and its ability to pursue its investment strategies and/
or increase costs of implementing such strategies. Any adverse regulatory action could impact the prices of the securities the Fund owns.
Reinvestment Risk
— Income from the Fund’s portfolio will
decline if and when the Fund invests the proceeds from matured, traded or called debt obligations at market interest rates that are below the portfolio’s current earnings rate.
Related Restrictions on Entering into Affiliated Transactions
Risk
— The Fund is permitted to co-invest with Affiliated
Accounts in church loan transactions subject to the conditions of the Co-Investment Order, applicable regulatory limitations, the allocation policies of the Adviser and its affiliates, as applicable, and approval of the Trustees as required in the Co-Investment
Order. Currently, the only Affiliated Account is Thrivent Financial’s proprietary account. The Fund can offer no assurance, however, that it will be able to obtain such approvals or develop or access opportunities that comply with such limitations. The Fund’s
co-investments transactions may give rise to conflicts of interest or perceived conflicts of interest between the Fund and Thrivent
Financial. See “Management of the Fund – Conflicts of Interest” for
more information.
Notwithstanding certain co-investment transactions permitted under the Co-Investment Order referenced above, entering into certain transactions that are deemed “joint” transactions (for purposes of the 1940 Act and relevant guidance from the SEC)
may potentially lead to impermissible joint transactions within the meaning of the 1940 Act in the future. To avoid the potential of future joint transactions, the Adviser may seek to avoid allocating an investment opportunity to the Fund that it would otherwise allocate, subject to the Adviser’s and its affiliates’ then-current allocation policies and any applicable exemptive orders (including the Co-
Investment Order), and to the Adviser’s obligations to allocate opportunities in a fair and equitable manner.
Repurchase Offers Risk
— The Fund is a closed-end investment
company structured as an “interval fund” and is designed for long-term investors. There is no secondary market for the Shares and the Fund expects that no secondary market will develop.
In order to provide liquidity to Shareholders, the Fund, subject to applicable law, conducts quarterly repurchase offers of its outstanding Shares at NAV per share, subject to approval of the
Board. In all cases, such repurchase offers will be for at least 5%
and not more than 25% of its outstanding Shares, at NAV per share, pursuant to Rule 23c-3 under the 1940 Act. Repurchases generally will be funded from available cash or sales of portfolio securities.
However, if at any time cash and other liquid assets held by the
Fund are not sufficient to meet the Fund's repurchase obligations, the Fund may, if necessary, sell investments. The sale of securities to fund repurchases could reduce the market price of those securities, which in turn would reduce the Fund’s NAV per share. The Fund is also permitted to borrow up to the maximum extent permitted under the 1940 Act to meet such repurchase obligations. The Fund does not currently intend to borrow to finance repurchases, although it

Thrivent Church Loan and Income Fund
Notes to Financial Statements
September 30, 2020
(unaudited)

may invest in dollar rolls. Moreover, a reduction in the size of the
Fund through repurchases may result in untimely sales of portfolio securities, may increase the Fund’s portfolio turnover, and may limit the ability of the Fund to participate in new investment opportunities or to achieve its investment objective. If a repurchase offer is oversubscribed, the Fund will repurchase the Shares tendered on a pro rata basis, and Shareholders will have to wait until the next repurchase offer to make another repurchase request. As a result,
Shareholders may be unable to liquidate all or a given percentage of their investment in the Fund during a particular repurchase offer. A Shareholder may be subject to market and other risks, and the NAV per share of Shares tendered in a repurchase offer may decline between the Repurchase Request Deadline and the date on which the NAV per share for tendered Shares is determined. In addition, to the extent the Fund sells portfolio holdings in order to fund repurchase requests, the repurchase of Shares by the Fund will be a taxable event for the Shareholders of repurchased Shares, and potentially even for Shareholders that do not participate in the repurchase offer.
Seed Capital Risk
— In order to maintain liquidity, in particular
during a repurchase offer period, the Fund may rely on seed
investments by Thrivent Financial. It is possible that Thrivent
Financial may be unable to provide additional seed capital or may decline to make additional investments in the Fund, which could limit the Fund’s ability to invest in Church Loans and maintain liquidity to fund Shareholder repurchase requests.
Tax Risk and RIC-Related Risks of Investments Generating
Non-Cash Taxable Income
— The Fund has elected to be
a “regulated investment company” under the Internal Revenue
Code of 1986, as amended (“Code”) (“RIC”) and intends to qualify each taxable year to be treated as such. In order to qualify for such treatment, the Fund must meet certain asset diversification tests, derive at least 90% of its gross income for its taxable year from certain types of “qualifying income,” and distribute to its
Shareholders at least the sum of 90% of its “investment company taxable income,” as that term is defined in the Code (which include, among other things, dividends, interest and the excess of any net short-term capital gains over net long-term capital losses, as reduced by certain deductible expenses) and 90% of its net exempt interest income, if any.
The Fund's investment strategy will potentially be limited by its intention to annually qualify for treatment as a RIC. An adverse determination or future guidance by the IRS might affect the
Fund’s ability to qualify for such treatment and result in adverse tax consequences for the Fund and Shareholders.

Thrivent Church Loan and Income Fund
Financial Highlights
The accompanying Notes to Financial Statements are an integral part of this statement.

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD *
Income from Investment Operations
Less Distributions From
Net Asset
Value,
Beginning of
Period
Net Investment
Income/(Loss)
Net Realized
and Unrealized
Gain/(Loss) on
Investments
(a)
Total from
Investment
Operations
Net
Investment
Income
text Net Realized
Gain on
Investments
CHURCH LOAN AND INCOME FUND
Class S Shares
Period Ended 9/30/2020 (unaudited) $ 10.61 $ 0.15 $ 0.32 $ 0.47 $ (0.14) $ –
Year Ended 3/31/2020 10.25 0.33 0.39 0.72 (0.35) (0.01)
Year Ended 3/31/2019
(c)
10.00 0.14 0.31 0.45 (0.20) –
(a) The amount shown may not correlate with the change in aggregate gains and losses of portfolio securities due to the timing of sales and redemptions of fund shares.
(b) Total return assumes dividend reinvestment and does not reflect any deduction for applicable sales charges.  Not annualized for periods less than one year.
(c) Since fund inception, September 28, 2018.
* All per share amounts have been rounded to the nearest cent.
** Computed on an annualized basis for periods less than one year.

Thrivent Church Loan and Income Fund
Financial Highlights – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

RATIOS/SUPPLEMENTAL DATA
Ratio to Average Net
Assets
**
Ratios to Average Net
Assets Before Expenses
Waived, Credited or
Acquired Fund Fees and
Expenses
**
Total
Distributions
Net Asset Value,
End of Period Total Return
(b)
Net Assets, End
of Period (in
millions) Expenses
Net
Investment
Income/
(Loss) Expenses
Net Investment
Income/
(Loss)
*
Portfolio
Turnover
Rate
$ (0.14) $ 10.94 4.36% $ 33.5 1.00% 2.61% 3.63% (0.02)% 118%
(0.36) 10.61 7.11% 27.4 1.32% 2.71% 5.20% (1.17)% 447%
(0.20) 10.25 4.53% 10.8 1.50% 2.82% 12.57% (8.25)% 330%

Additional Information
(unaudited)
Proxy Voting
The policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities are attached to the
Fund’s Statement of Additional Information. You may request a free copy of the Statement of Additional Information by calling 800-847-
4836 or access it online at thriventintervalfunds.com. In addition, you may review a report of how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 at thriventintervalfunds.com by navigating to “Proxy Voting” in the “Resources” section or at SEC.gov where it is filed on Form N-PX.
Board Approval of Investment Management Agreement
Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), requires that a fund’s investment advisory agreement be approved initially by the fund’s board of trustees. Section 15(c) also requires that the continuation of this agreement, after an initial term of up to two years, be annually reviewed and approved by the board. Any such agreement must be approved by a vote of a majority of the trustees who are not parties to the agreement or “interested persons” (as defined in the 1940 Act) of a party to the agreement (the “Independent Trustees”), at a meeting called for such purpose.
At its meeting on July 29, 2020 (the “Meeting”), the Board of Trustees (the “Board”) of Thrivent Church Loan and Income Fund (the
“Fund”), including the Independent Trustees, considered and voted unanimously to renew the existing investment management agreement
(the “Investment Management Agreement”), as amended, between the Fund and Thrivent Asset Management, LLC (the “Adviser”). The
Board met virtually rather than in person, relying on relief provided by the staff of the Securities and Exchange Commission, due to the continuing COVID-19 pandemic.
In connection with its evaluation of the Investment Management Agreement, the Board reviewed a broad range of information requested for this purpose and considered a variety of factors, including the following:
The nature, extent, and quality of the services provided by the Adviser;
The performance of the Fund;
The advisory fee and net operating expense ratio of the Fund compared to a peer group;
The cost of services provided and profit realized by the Adviser;
The extent to which economies of scale may be realized as the Fund grows;
Other benefits realized by the Adviser and its affiliates from their relationship with the Fund; and
Any other factors that the Board deemed relevant to its consideration.
In advance of the Meeting, the Board’s Contracts Committee (consisting of all of the Independent Trustees) met to consider information relevant to the renewal process furnished by the Adviser. The Board had the opportunity to ask questions and requested certain additional information in connection with its consideration. The information reviewed by the Board included statistical comparisons of the advisory fees, other fees, net operating expenses and performance of the Fund in comparison to peer funds; information with respect to services provided to the Fund and fees charged, including effective advisory fees that take into account fee waivers by the Adviser; asset and flow trends for the Fund; and the cost of services and profit realized by the Adviser and its affiliates that provide services to the Fund.
The Board received information from the Adviser regarding the personnel providing services to the Fund, including investment management, compliance and administrative personnel. In addition to its review of the information presented to the Board during the contract renewal process, the Board also considered information received from management throughout the course of the year.
The Independent Trustees were represented by independent counsel throughout the review process and during executive sessions both with and without management present to consider the re-approval of the Investment Management Agreement. Each Independent
Trustee relied on his or her own business judgment in determining the weight to be given to each factor considered in evaluating the

Additional Information
(unaudited)
materials presented. The review and conclusions of the Contracts Committee and Board were based on a comprehensive consideration of all information presented to them and were not the result of any single controlling factor. In addition, each Trustee may have weighed individual factors differently. Certain factors considered and the conclusions reached with respect thereto are described below.
Nature, Extent and Quality of Services
At each of the Board’s regular quarterly meetings, management presented information regarding the investment management, portfolio trading and compliance services provided to the Fund. During the renewal process, the Board considered the specific services provided under the Investment Management Agreement, the length of service, investment experience, and qualifications of the portfolio managers, the cost structure of the Fund, the Adviser’s culture of compliance and support that reduce risks to the Fund, the Adviser’s quality of services, and the Adviser’s efforts to retain key employees and maintain staffing levels.
The Board also received reports and presentations at each of its quarterly meetings from the Fund’s portfolio managers, including information regarding the loan portfolio and the securitized assets portfolio. These reports and presentations gave the Board the opportunity to evaluate the abilities of the portfolio managers and the quality of services they provide to the Fund. The Board also acknowledged the entrepreneurial efforts of the Adviser with respect to the Fund. Based on the foregoing information, the Board concluded that, within the context of its full deliberations, the nature, extent and quality of the investment advisory services provided to the Fund by the Adviser supported renewal of the Investment Management Agreement.
Performance of the Fund
The Board evaluated information on the performance of the Fund since its inception on September 28, 2018, including net performance, performance as compared to other investments and accounts managed by the Adviser, and performance as compared to benchmark index returns. The Board considered that peer group performance was difficult to identify and unlikely to provide meaningful or appropriate comparisons for the Fund, due to the bespoke nature of church loans and the Fund’s investment strategy. In addition, the
Board considered the performance reports and discussions with management at Board and Committee meetings throughout the year.
When evaluating investment performance, the Board considered investment performance for the Fund over the one-month, three-
month, year-to-date, and one-year periods, as well as since inception. The Board also considered the performance of Thrivent Financial for Lutherans’ insurance general account, including the performance of any church loans in the general account, and a comparison of the performance of mortgage-backed securities (“MBS”) in the Fund against the performance of MBS in the general account. The Board considered that the insurance company general account functions significantly differently from a fund offered to outside investors and that factors including timing of investment, differences in portfolio composition, valuation methodologies, and regulatory and accounting treatment may further limit the comparability of the performance.
Based on the foregoing information, the Board concluded that the performance of the Fund was satisfactory, and that the performance information reviewed demonstrated the Adviser’s commitment to provide the Fund with quality service and competitive investment performance.
Advisory Fees and Fund Expenses
The Board reviewed information comparing the Fund’s advisory fee with the advisory fee of a group of interval funds selected based on generally similar investment objective. The Board considered both the contractual and effective advisory fee for the Fund. The Board noted that the Fund’s advisory fee was below the median advisory fee for all U.S. interval funds, and below the median advisory fee for both the Lipper General Bond and Real Estate interval fund peer group categories.
The Board also reviewed information on the Fund’s overall expense ratio with reference to the expense ratios of the comparison group. The Board noted that the Fund’s expense ratio, which was voluntarily decreased by the Adviser effective December 31, 2019, is significantly lower than the median for all U.S. interval funds, and below the median for interval funds in the Lipper General Bond category and the Lipper Real Estate category. The Board viewed favorably the Adviser’s reduction of the Fund’s expense ratio and considered the effect of the waivers in lowering the Fund’s expenses.
Based on the foregoing information, the Board concluded that the advisory fees charged under the Investment Management Agreement were reasonable.

Additional Information
(unaudited)
Cost of Services and Profitability
The Board considered the Adviser’s overall estimate of profitability for the Fund, including the impact of the Fund’s current scale.
The Board also considered the impact of the bespoke nature of the Fund’s investment strategy, and the levels of support, service, and oversight that the Fund requires as compared to a traditional bond fund. The Board also considered the expense reimbursements and waivers in effect. Based on its review of the expense and profit or loss information provided by the Adviser, the Board concluded that the profitability levels of the Adviser, or lack thereof, with respect to the Fund were reasonable in light of the services performed by the
Adviser.
Economies of Scale
In considering the reasonableness of the advisory fee rates, the Board considered whether economies of scale will be realized as the
Fund grows and that the advisory fee does not currently take into consideration economies of scale. The Board considered information provided by the Adviser related to advisory fees and fee waivers and the possibility of future growth of the Fund, noting that the Board will have a regular opportunity to reassess any such factors. The Board also acknowledged difficulty in generalizing whether, or to what extent, economies in the advisory function may be realized as the Fund’s assets increase.
Other Benefits to the Adviser and its Affiliates
The Board considered information regarding potential “fall-out” or ancillary benefits that the Adviser and its affiliates may receive as a result of their relationship with the Fund, both tangible and intangible, such as their ability to leverage investment professionals who manage other portfolios, an enhanced reputation as an investment adviser, which may help in attracting other clients and investment personnel, the engagement of affiliates as service providers to the Fund, and fees collected by affiliates for services provided to Fund shareholders. The Board concluded that such benefits appear to be fair and reasonable.
Based on these and other factors, the Contracts Committee unanimously recommended approval of the Investment Management
Agreement, and the Board, including all of the Independent Trustees voting separately, approved the continuation of the agreement.

PRSRT STD
US POSTAGE
PAID
Thrivent
Financial
4321 N. Ballard Rd.
Appleton, WI 54919-0001
34788SAR R11-20
The distributor for Thrivent Church Loan and Income Fund is Thrivent Distributors, LLC, a registered broker-dealer, member FINRA / SIPC , and subsidiary of Thrivent, the marketing name for Thrivent Financial for Lutherans.
A better way to deliver documents
In response to concerns regarding multiple mailings, we send one copy of a shareholder report and one copy of a prospectus for Thrivent Church Loan and Income Fund to each household. This consolidated mailing process is known as householding. It helps save money by reduce printing and postage costs.
If you purchased shares through Thrivent:
If you wish to revoke householding in the future, you may write to us at 4321 North Ballard Road,
Appleton, WI, 54919-0001, or call us at 800-847-4836. We will begin to send separate regulatory mailings within 30 days of receiving your request. If you wish to receive an additional copy of this shareholder report or a prospectus for Thrivent Church Loan and Income Fund, call us at 800-847-4836.
These documents are also available by visiting thriventintervalfunds.com.
If you purchased shares from a firm other than Thrivent:
If you wish to revoke householding in the future, or to receive an additional copy of this shareholder report or a prospectus for Thrivent Church Loan and Income Fund, contact your financial professional.
These documents are also available by visiting thriventintervalfunds.com.